Share Capital	12 Months Ended
Dec. 31, 2017
Disclosure of share capital [Abstract]
Disclosure of classes of share capital [text block]
11.	Share Capital

Issued and outstanding: 266,111,543 common shares (December 31, 2016 – 266,111,543).

Authorized: Unlimited common shares with no par value (2016 – unlimited).

(a)	During the period ended December 31, 2017

There were no changes to the Company’s share capital in the year ended December 31, 2017.

(b)	During the year ended December 31, 2016

i.
On July 7, 2016, the Company completed an underwritten public offering of common shares and flow-through shares (the “Offering”) through a syndicate of underwriters co-led by Paradigm Capital Inc. and Canaccord Genuity Corp. and included Dundee Securities Ltd. (together, the ("Underwriters")). The Company issued 34,135,000 common shares at a price of $0.25 per common share for gross proceeds of $8,533,750, and 6,665,000 common shares, which qualify as “flow-through” shares (the "FT Shares”) at a price of $0.25 per FT Share for gross proceeds of $1,666,250. In total, the gross proceeds of the Offering amounted to $10,200,000. The Underwriters were paid a commission of 6% of the gross proceeds from the offering and received compensation warrants to acquire 2,448,000 non-flow-through shares at any time until July 7, 2018 at a price of $0.25 per share. Net proceeds from the issuance were $9,249,000 after issuance costs comprised of the advisor’s commission of $612,000 and other issuance costs of $339,000. The Company also recognized non-cash costs for the fair value of the warrants granted of $440,000 and did not recognize a sale of tax deductions as the issue price of the of the flow-through shares was greater than the market price of the Company’s shares at the date of issue.

ii.
On December 14, 2016, the Company completed a non-brokered private placement of flow-through shares. The Company issued 6,666,664 common shares at a price of $0.30 per common share for gross proceeds of $2,000,000. A finder’s fee equal to 6% of the gross proceeds raised was paid to the advisors. Net proceeds from the issuance were $1,841,000 after issuance costs comprised of the advisor’s fee of $120,000 and other issuance costs of $39,000. The sale of tax deductions of $267,000, being the difference between the market price of the Company’s shares at the date of issue and the issue price of the flow-through shares, was deferred and recorded as a current liability in the consolidated statement of financial position and presented within accrued and other liabilities.

iii.	406,200 common shares were issued upon the exercise of warrants at a price of $0.35 per common share for proceeds of $142,000.

iv.	190,970 common shares were issued upon the conversion of deferred share units following the retirement of a director.

(c)	During the year ended December 31, 2015

There were no changes to the Company’s share capital in the year ended December 31, 2015.